Operating Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary of segmental information
Revenues	$ 1,119,773	$ 1,330,884	$ 5,432,472	$ 10,448,794
Income/(Loss) from Operations	(2,394,101)	(1,738,190)	(7,593,799)	(5,709,582)
Amortization and Depreciation Expense	11,214	21,050	68,563	89,928
Interest Income, Net			29,906	1,934,056
Share-Based Compensation	107,970	146,627	489,787	574,977
Identifiable Assets	7,478,799		9,549,651	10,267,105
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues	809,256	1,330,884	4,749,294	10,448,794
Income/(Loss) from Operations	(86,205)	136,600	232,166	1,563,884
Amortization and Depreciation Expense	4,480	9,769	33,183	40,186
Share-Based Compensation	15,668	17,998	76,625	99,410
Identifiable Assets	768,868		906,416	1,297,986
BioTherapeutics [Member]
Summary of segmental information
Revenues	310,517		683,178
Income/(Loss) from Operations	(1,521,348)	(1,027,555)	(4,181,811)	(3,399,933)
Amortization and Depreciation Expense	5,384	9,567	30,614	41,395
Share-Based Compensation	28,318	49,770	137,319	131,163
Identifiable Assets	146,404		116,344	49,422
Corporate [Member]
Summary of segmental information
Income/(Loss) from Operations	(786,548)	(847,235)	(3,644,154)	(3,873,533)
Amortization and Depreciation Expense	1,350	1,714	4,766	8,347
Interest Income, Net	16,895	4,753	29,906	1,934,056
Share-Based Compensation	63,984	$ 78,859	275,843	344,404
Identifiable Assets	$ 6,563,527		$ 8,526,891	$ 8,919,698